SCHWAB INVESTMENTS

Schwab Tax-Free Bond FundTM

Schwab California Tax-Free Bond FundTM

(the “Funds”)

Supplement dated July 22, 2015 to the

Statutory Prospectus, dated December 16, 2014 and supplemented February 13, 2015 and Statement of Additional Information (“SAI”), dated December 16, 2014,

as supplemented February 13, 2015 and February 27, 2015

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and SAI and should be read in conjunction with the above-referenced Statutory Prospectus and SAI.

1. Effective immediately, John Khodarahmi is a Senior Portfolio Manager of the Funds. Accordingly, the following changes are effective immediately:

The “Portfolio managers” sections on Pages 3 and 6 of the Statutory Prospectus are deleted and replaced in their entirety with the following:

Portfolio Managers

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2008.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2015.

The “Portfolio managers” section on Page 15 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Portfolio Managers

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Khodarahmi was a Vice President and Senior Municipal Trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. He has worked in fixed-income asset management and trading since 1990.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is available in the SAI.

The “Other Accounts” section under “Portfolio Managers” on Page 31 of the SAI is deleted and replaced in its entirety with the following:

Other Accounts. In addition to the funds, each portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of July 9, 2015.

Name	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kenneth Salinger	—	—	—	—	—	—
John Khodarahmi	—	—	—	—	—	—

The “Ownership of Fund Shares” section under “Portfolio Managers” on Page 34 of the SAI is deleted and replaced in its entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the funds they manage as of July 9, 2015. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund	Dollar Range Of Fund Shares
Kenneth Salinger	Schwab Tax Free Bond Fund	$10,001-$50,000
	Schwab California Tax-Free Bond Fund	$10,001-$50,000

John Khodarahmi	Schwab Tax Free Bond Fund	None
	Schwab California Tax-Free Bond Fund	None

2. The “Average annual total returns” table under “Performance” on Page 3 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(1.32%)	5.67%	4.02%
After Taxes on Distributions	(1.32%)	5.40%	3.88%
After Taxes on Distributions and Sale of Shares	0.25%	4.99%	3.84%
Comparative Index (reflects no deduction for expenses or taxes)
S&P National AMT-Free Municipal Bond Index	(3.28%)	5.57%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%

The “Average annual total returns” table under “Performance” on Page 6 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(0.94%)	5.19%	3.97%
After Taxes on Distributions	(0.94%)	5.06%	3.89%
After Taxes on Distributions and Sale of Shares	0.54%	4.75%	3.89%
Comparative Index (reflects no deduction for expenses or taxes)
S&P California AMT-Free Municipal Bond Index	(1.85%)	6.16%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG87364-00 (7/15) © 2015 All Rights Reserved

00150804